Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 218,500,000
Previously Paid Amount	0
Total Fee Amount	33,453
Total Offset Amount	0
Net Fee	$ 33,453